Fair Value (Carrying Amounts and Estimated Fair Values of Company's Financial Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Financial Assets:
Securities Held-to-Maturity	$ 268	$ 346	$ 690
FHLB Stock and Other Restricted Stock	8,340	8,340	8,340
Loans, Net	1,227,701	1,189,346	1,105,681
Financial Liabilities:
Time Deposits	(327,673)	(329,183)	(374,279)
Short-term Borrowings		(71,534)	(40,019)
Long-term Debt		(89,472)	(90,974)
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Financial Assets:
Cash and Short-term Investments	28,390	41,624
Securities Held-to-Maturity	0	0
FHLB Stock and Other Restricted Stock	0	0
Loans, Net	0	0
Accrued Interest Receivable	0	0
Financial Liabilities:
Demand, Savings, and Money Market Deposits	(1,314,236)	(1,311,748)
Time Deposits	0	0
Short-term Borrowings	0	0
Long-term Debt	0	0
Accrued Interest Payable	0	0
Significant Other Observable Inputs (Level 2) [Member]
Financial Assets:
Cash and Short-term Investments	11,358	10,170
Securities Held-to-Maturity	271	351
FHLB Stock and Other Restricted Stock	0	0
Loans, Net	0	0
Accrued Interest Receivable	1,762	1,893
Financial Liabilities:
Demand, Savings, and Money Market Deposits	0	0
Time Deposits	(330,899)	(333,170)
Short-term Borrowings	(106,905)	(71,534)
Long-term Debt	(64,982)	(66,892)
Accrued Interest Payable	(741)	(829)
Significant Unobservable Inputs (Level 3) [Member]
Financial Assets:
Cash and Short-term Investments	0	0
Securities Held-to-Maturity	0	0
FHLB Stock and Other Restricted Stock	0	0
Loans, Net	1,233,278	1,199,566
Accrued Interest Receivable	5,124	5,526
Financial Liabilities:
Demand, Savings, and Money Market Deposits	0	0
Time Deposits	0	0
Short-term Borrowings	0	0
Long-term Debt	(4,771)	(28,872)
Accrued Interest Payable	(76)	(446)
Commitments to Extend Credit [Member]
Unrecognized Financial Instruments:
Financial Instruments with Off-Balance Sheet Risk, carrying value	0	0	0
Financial Instruments with Off-Balance Sheet Risk, fair value	0	0	0
Standby Letters of Credit [Member]
Unrecognized Financial Instruments:
Financial Instruments with Off-Balance Sheet Risk, carrying value	0	0	0
Financial Instruments with Off-Balance Sheet Risk, fair value	0	0	0
Commitments to Sell Loans [Member]
Unrecognized Financial Instruments:
Financial Instruments with Off-Balance Sheet Risk, carrying value	0	0	0
Financial Instruments with Off-Balance Sheet Risk, fair value	0	0	0
Carrying Value [Member]
Financial Assets:
Cash and Short-term Investments	39,748	51,794	67,089
Securities Held-to-Maturity	268	346	690
FHLB Stock and Other Restricted Stock	8,340	8,340	8,340
Loans, Net	1,225,580	1,186,483	1,100,863
Accrued Interest Receivable	6,886	7,419	7,793
Financial Liabilities:
Demand, Savings, and Money Market Deposits	(1,314,236)	(1,311,748)	(1,181,919)
Time Deposits	(327,673)	(329,183)	(374,279)
Short-term Borrowings	(106,905)	(71,534)	(40,019)
Long-term Debt	(68,735)	(89,472)	(90,974)
Accrued Interest Payable	(817)	(1,275)	(1,884)
Fair Value [Member]
Financial Assets:
Cash and Short-term Investments	39,748	51,794	67,089
Securities Held-to-Maturity	271	351	697
FHLB Stock and Other Restricted Stock	0	0	0
Loans, Net	1,233,278	1,199,566	1,111,532
Accrued Interest Receivable	6,886	7,419	7,793
Financial Liabilities:
Demand, Savings, and Money Market Deposits	(1,314,236)	(1,311,748)	(1,181,919)
Time Deposits	(330,899)	(333,170)	(380,584)
Short-term Borrowings	(106,905)	(71,534)	(40,019)
Long-term Debt	(69,753)	(95,764)	(96,047)
Accrued Interest Payable	$ (817)	$ (1,275)	$ (1,884)